INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes
Significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Current:
Federal	$15,190	$(999)	$14,891	$9,006
State	1,927	810	4,392	3,207
Foreign	19,323	22,740	17,960	16,078

Total current	36,440	22,551	37,243	28,291

Deferred:
Federal	331	9,356	992	3,714
State	328	299	340	591
Foreign	1,085	167	(564)	420

Total deferred provision	1,743	9,822	768	4,725

Total income tax expense	$38,183	$32,373	$38,011	$33,016

Significant components of deferred tax assets and liabilities

	September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Deferred tax assets:
Accrued employee benefits	$9,153	$9,303	$9,112	$8,064
Long-term contracts and inventory valuation reductions	9,062	8,215	7,115	7,580
Allowances for loss contingencies	5,339	6,883	6,223	5,316
Deferred compensation	3,756	3,444	3,246	3,306
Book over tax depreciation	471	709	1,373	1,357
Adjustment to pension liability	17,886	15,226	12,925	11,716
California research and development credit carryforward	3,882	2,750	3,484	2,529
Net operating losses	10,909	2,424	1,457	638
Foreign currency mark-to-market	2,192	2,177	1,529	—
Other	395	2,199	513	5,419

Subtotal	63,045	53,330	46,977	45,925
Valuation allowance	(4,205)	(2,750)	(3,484)	(2,529)

Deferred tax assets	58,840	50,580	43,493	43,396

Deferred tax liabilities:
Amortization of goodwill and intangibles	8,608	12,344	1,964	4,839
Deferred revenue	25,277	14,408	1,761	414
Foreign currency mark-to-market	269	284	673	630
State taxes	146	—	3,421	60
Other	589	1,237	2,096	2,758

Deferred tax liabilities	34,889	28,273	9,915	8,701

Net deferred tax asset	$23,951	$22,307	$33,578	$34,695

Reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Tax at U.S. statutory rate	$45,601	$40,697	$38,536	$33,656
State income taxes, net of federal tax effect	1,364	1,297	3,042	2,672
Nondeductible expenses	286	893	1,366	107
Change in reserve for uncertain tax positions	(2,909)	1,504	(832)	430
Tax effect from foreign dividend	2,773	—	—	3,063
Foreign earnings taxed at less than statutory rate	(7,153)	(6,415)	(2,548)	(3,760)
R&D credits generated in the current year	(906)	(2,696)	(491)	(3,395)
Reinstatement of federal research and development credit	—	(1,406)	—	—
Other	(873)	(1,501)	(1,062)	243

	$38,183	$32,373	$38,011	$33,016

Net changes in the liability for unrecognized tax benefits

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Balance at October 1	$10,715	$8,958	$9,958	$8,881
Decrease related to tax positions in prior years:
Recognition of benefits from expiration of statutes	(1,227)	(1,172)	(1,747)	(1,555)
Recognition of benefits from settlement with tax authorities	(1,257)	—	—	(259)
Other	(585)	—	—	—
Tax positions related to the current year	409	2,452	778	3,142
Tax positions related to current year acquisitions	—	484	—	—
Currency translation adjustment	212	(7)	(31)	(251)

Balance at September 30	$8,267	$10,715	$8,958	$9,958

Components of income before income taxes

Income before income taxes includes the following components (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
United States	$38,428	$33,955	$59,984	$38,729
Foreign	91,859	82,322	50,121	57,432

Total	$130,287	$116,277	$110,105	$96,161